Employee benefits - Defined benefit plans - Reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	€ 3,318	€ 3,614	€ 3,629
Net period expense	889	452	576
Employer contributions	(16)	(18)	(37)
Benefits directly paid by the employer	(729)	(716)	(616)
Actuarial losses/(gains) arising from changes of assumptions	(45)	(16)	80
Other	6	2	(18)
Employee benefits - closing balance	3,423	3,318	€ 3,614
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	109
Net period expense	3
Employer contributions	(16)
Benefits directly paid by the employer	(2)
Actuarial losses/(gains) arising from changes of assumptions	(7)
Other	1
Employee benefits - closing balance	88	109
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	826
Net period expense	64
Benefits directly paid by the employer	(26)
Actuarial losses/(gains) arising from changes of assumptions	(37)
Other	6
Employee benefits - closing balance	833	826
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	70
Net period expense	2
Benefits directly paid by the employer	(3)
Actuarial losses/(gains) arising from changes of assumptions	(1)
Employee benefits - closing balance	68	70
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	1,644
Net period expense	770
Benefits directly paid by the employer	(630)
Employee benefits - closing balance	1,784	1,644
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Employee benefits - opening balance	669
Net period expense	50
Benefits directly paid by the employer	(68)
Other	(1)
Employee benefits - closing balance	€ 650	€ 669